Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 499	$ 370
Impairment, long-lived asset, held-for-use	0	0
Loss on disposal of property and equipment	0	23
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 499	$ 370